Equity (Tables)	6 Months Ended
Jun. 30, 2025
Equity [Abstract]
Schedule of Repurchase Activity Under Share Repurchase Program

The following table sets forth repurchase activity under the Share Repurchase Program from inception through June 30, 2025:

	Total number of Class A Ordinary shares purchased	Average price paid per Class A Ordinary share
Periods
February 2025:
Open market purchases	1,644,809	$4.99
March 2025:
Open market purchases	1,160,258	$4.80
April 2025:
Open market purchases	586,036	3.17
May 2025:
Open market purchases	47,454	2.74
	3,438,557